Document and Entity Information	Jun. 30, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	Capital Group U.S. Equity Fund
Entity Central Index Key	0001785360
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Jan. 01, 2020
Capital Group Core Municipal Fund SM | Share class | CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Prospectus:
Trading Symbol	CCMPX
Capital Group Short-Term Municipal Fund SM | Share class | CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Prospectus:
Trading Symbol	CSTMX
Capital Group California Core Municipal Fund SM | Share class | CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Prospectus:
Trading Symbol	CCCMX
Capital Group California Short-Term Municipal Fund SM | Share class | CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Prospectus:
Trading Symbol	CCSTX
Capital Group Core Bond Fund SM | Share class | CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Prospectus:
Trading Symbol	CCBPX
Capital Group U.S. Equity Fund SM | Share class | Capital Group U.S. Equity Fund
Prospectus:
Trading Symbol	CUSEX